Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2020
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2020
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥158	¥—	¥158	¥158	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	5	5	0	5

Total	¥—	¥158	¥5	¥163	¥158	¥5

	Billions of yen
	September 30, 2020
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥111	¥—	¥111	¥111	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	5	5	0	5

Total	¥—	¥111	¥5	¥116	¥111	¥5

Type and carrying value of financial assets

	Billions of yen
	March 31, 2020	September 30, 2020
Assets
Trading assets
Loans	¥45	¥58

Liabilities
Long-term borrowings	¥45	¥58

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2020	September 30, 2020
Consolidated VIE assets
Cash and cash equivalents	¥10	¥8
Trading assets
Equities	645	602
Debt securities	454	468
CMBS and RMBS	43	20
Investment trust funds and other	0	9
Derivatives	19	16
Private equity and debt investments	11	20
Office buildings, land, equipment and facilities	15	36
Other	24	20

Total	¥1,221	¥1,199

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥19	¥17
Borrowings
Short-term borrowings	117	113
Long-term borrowings	830	811
Other	4	2

Total	¥970	¥943

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2020
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥35	¥—	¥35
Debt securities	73	—	73
CMBS and RMBS	3,631	—	3,631
Investment trust funds and other	170	—	170
Private equity and debt investments	11	—	11
Loans	835	—	835
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	84

Total	¥4,766	¥—	¥4,850

	Billions of yen
	September 30, 2020
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥38	¥—	¥38
Debt securities	57	—	57
CMBS and RMBS	2,973	—	2,973
Investment trust funds and other	209	—	209
Private equity and debt investments	15	—	15
Loans	415	—	415
Other	12	—	12
Commitments to extend credit and other guarantees	—	—	86

Total	¥3,719	¥—	¥3,805